ASSET HELD FOR SALE, DISPOSITIONS AND DISCONTINUED OPERATIONS (Tables)	9 Months Ended
Sep. 30, 2018
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations
The following table presents the operating results from discontinued operations of our Midcoast gas gathering and processing business, which have been segregated from our continuing operations in our consolidated statements of income:

Nine months ended September 30,
2017
(in millions)
Operating revenues	$1,161
Operating expenses:
Commodity costs	1,011
Operating and administrative	133
Depreciation and amortization	74
1,218
Operating loss	(57)
Interest expense, net	17
Other income	18
Loss before income taxes	(56)
Income tax expense	(1)
Loss from discontinued operations, net of taxes	$(57)